Depreciation Expenses - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ (87,111,073)	$ (93,248,081)	$ (102,990,562)
Amortization of Organization and Development Expenses	(81,675,502)	(79,716,915)	(74,173,433)
Depreciation of other intangible assets	(2,217)	(2,216)	(550)
Others	(1,100,779)	(2,028,348)	(109,464)
Total	$ (169,889,571)	$ (174,995,560)	$ (177,274,009)